Registration No. 33-44565


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __14__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. _____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
            (Address of Depositor's Principal Executive Offices)     (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

      M. D. Roughton, The Principal Financial Group Des Moines, Iowa 50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        _X_   on May 1, 2000 pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PERSONAL VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Personal Variable - A Group Variable Annuity Contract For Employer Sponsored Qualified and Non-Qualified Retirement Plans

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Summary, Deductions
                                Under the Contract, Contingent Deferred Sales Charge, Contract Administration Expense/ Recordkeeping Charge, Mortality and Expense Risks Charge, Distribution of the Contract, Other Expenses, Documentation Expense, Special Services

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits,
                                Withdrawals and Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information


Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Personal Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PERSONAL VARIABLE

                       (A Group Variable Annuity Contract

                        For Employer Sponsored Qualified

                       And Non-Qualified Retirement Plans)


           Issued by Principal Life Insurance Company (the "Company")


                         Prospectus dated _____________

This Prospectus concisely sets forth information about Principal Life Insurance Company Separate Account B and Personal Variable (a Group Variable Annuity Contract) (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.



Additional information about the Contracts, including a Statement of Additional Information, dated __________, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page __ of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                              Des Moines, IA 50392
                            Telephone: 1-800-633-1373


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

                                TABLE OF CONTENTS


                                                                           Page
Glossary of Special Terms .................................................. 4
Expense Table and Example................................................... 6
Summary..................................................................... 7
Condensed Financial Information ............................................ 9
Description of Principal Life Insurance Company ............................10
Principal Life Insurance Company Separate Account B ........................10
Deductions under the Contract ..............................................12
    Contingent Deferred Sales Charge........................................12
    Contract Administration Expense/Recordkeeping Charge ...................13
    Mortality and Expense Risks Charge .....................................14
Other Expenses .............................................................14
    Application Fee and Transfer Fee........................................14
    Documentation Expense...................................................15
    Location Fee  ..........................................................15
    Outside Asset Recordkeeping Charge......................................15
    Special Services........................................................15
Surplus Distribution at Sole Discretion of the Company .....................15
The Contract  ..............................................................15
    Contract Values and Accounting Before Annuity Commencement Date ........16
         Investment Accounts ...............................................16
         Unit Value ........................................................16
         Net Investment Factor .............................................16
         Hypothetical Example of Calculation of Unit Value for All
             Divisions Except the Money Market Division.....................16
         Hypothetical Example of Calculation of Unit Value for
              the Money Market Division.....................................17
    Income Benefits ........................................................17
         Variable Annuity Payments..........................................17
             Selecting a Variable Annuity ..................................17
             Forms of Variable Annuities ...................................18
             Basis of Annuity Conversion Rates .............................19
             Determining the Amount of the
                  First Variable Annuity Payment ...........................19
             Determining the Amount of the Second and Subsequent
                  Monthly Variable Annuity Payments ........................19
             Hypothetical Example of Calculation
                  of Variable Annuity Payments ...........................  20
         Flexible Income Option.............................................20
    Payment on Death of Plan Participant....................................21
         Prior to Annuity Purchase Date ....................................21
         Subsequent to Annuity Purchase Date ...............................21
     Withdrawals and Transfers .............................................22
         Cash Withdrawals ..................................................22
         Transfers Between Divisions .......................................22
         Transfers to the Contract .........................................22
         Transfers to Companion Contract ...................................23
         Special Situation Involving Alternate Funding Agents ..............23
         Postponement of Cash Withdrawal or Transfer .......................23
         Loans .............................................................23
    Other Contractual Provisions ...........................................23
         Contribution Limits ...............................................23
         Assignment ........................................................23
         Cessation of Contributions ........................................24
         Substitution of Securities.........................................24
         Changes in the Contract ...........................................24
Statement of Values.........................................................24
Services Available by Telephone.............................................25
Distribution of the Contract................................................25
Performance Calculation.....................................................25
Voting Rights  ............................................................ 26
Federal Tax Status..........................................................27
    Taxes Payable by Owners of Benefits and Annuitants......................27
         Tax-Deferred Annuity Plans.........................................27
         Public Employee Deferred Compensation Plans........................28
         401(a) Plans.......................................................28
         Creditor-Exempt Non-Qualified Plans................................29
         General Creditor Non-Qualified Plans...............................30
    Fund Diversification....................................................30
State Regulation  ..........................................................30
Legal Opinions    ..........................................................31
Legal Proceedings ......................................................... 31
Registration Statement....................................................  31
Independent Auditors......................................................  31
Contractholders' Inquiries................................................  32
Table of Contents of the Statement of Additional Information..............  32


This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.


GLOSSARY OF SPECIAL TERMS

Account -- Series or portfolio of a Mutual Fund in which a Separate Account Division invests.

Aggregate Investment Account Value -- The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.

Annual Average Balance -- The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets that correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The beginning date for Annuity Payments.

Annuity Premium -- The amount applied under the contract to purchase an annuity.

Annuity Purchase Date -- The date an Annuity Premium is applied to purchase an annuity.

Associated Contract -- An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.

Commuted Value -- The dollar value, as of a given date, of remaining Variable Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Companion Contract -- An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.

Contingent Deferred Sales Charge -- The charge deducted from certain cash withdrawals from an Investment Account before the Annuity Purchase Date, payments made because of a Termination of Employment or amounts transferred to an Alternate Funding Agent.

Contract Administration/Recordkeeping Charge -- A charge deducted or paid separately by the Contractholder on a quarterly basis each Deposit Year prior to the Annuity Commencement Date or on a complete redemption of Investment Accounts which correlate to a Plan Participant from the Aggregate Investment Accounts that correlate to each Plan Participant.

Contract Date -- The date this contract is effective, as shown on the face page of the contract.

Contract Year -- A period beginning on a Yearly Date and ending on the day before the next Yearly Date.

Contractholder -- The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.

Contributions -- Amounts contributed under the contract which are accepted by the Company.

Deposit Year -- The twelve-month period ending on a day selected by the Contractholder.

Division -- The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.

Employer -- The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.

Flexible Income Option -- A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.

Funding Agent -- An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract described in this prospectus. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.

Internal Revenue Code ("Code") -- The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.

Investment Account Value -- The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund -- A registered open-end investment company in which a Division of Separate Account B invests.

Net Investment Factor -- The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Normal Income Form -- The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option described in this Prospectus, (b) for a married Plan Participant, the joint one-half survivor annuity option described in this Prospectus.

Notification -- Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles or photocopies.

Owner of Benefits -- The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.

Plan -- The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.

Plan Participant -- A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternative payee under a Qualified Domestic Relations Order, in whose name an Investment Account has been established under this contract.

Qualified Domestic Relations Order -- A Qualified Domestic Relations Order as defined in Internal Revenue Code Section 414(p)(1)(A).

Quarterly Date -- The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

Separate Account B -- A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.

Termination of Employment -- A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.

Total and Permanent Disability -- The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, this term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.

Unit Value -- The value of a unit of a Division of Separate Account B.

Valuation Date -- The date as of which the net asset value of an Account is determined.

Valuation Period -- The period of time between when the net asset value of an Account is determined on one Valuation Date and when such value is determined on the next following Valuation Date.

Variable Annuity Payments -- A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves -- The reserves held for annuities in the course of payment for the Contract.

Yearly Date -- The Contract Date and the same day of each year thereafter.


EXPENSE TABLE AND EXAMPLE

The following tables depict fees and expenses applicable to the aggregate of all Investment Accounts that correlate to a Plan Participant established under the Contract. The purpose of the table is to assist the Owner of Benefits in understanding the various costs and expenses that an Owner of Benefits will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Accounts in which the Separate Account invests as of the fiscal year ended December 31, 1999. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contract."

                                EXPENSE TABLE(1)

Transaction Expenses
   Sales Load Imposed on Purchases
   (as a percentage of purchase payments)            None

   Deferred Sales Load(2)
   (as a percentage of amount surrendered)
                                                     For Withdrawals Occurring During
                                                     Plan Participant's Year of Coverage

                                           1      2       3      4       5      6       7        Thereafter
-----------------------------------------------------------------------------------------------------------
                                           5.00%  4.25%   3.50%  2.75%   2.00%  1.25%   0.50%    0%

   Surrender Fees                                    None

   Exchange Fee                                      None


Annual Contract Fee (3)
     Contract Administration Expense/                $34 per Plan  Participant + (.35% of the Balance of the  Investment  Accounts
     Recordkeeping  Charge(2)                        and Outside Assets which correlate to the Plan Participant subject to a minimum annual charge of $3,000).(4) (5)
Separate Account Annual Expenses
     (as a percentage of average account value)
     Mortality and Expense Risk Charge(2)            .64%


Annual Expenses of Accounts
 (as a percentage of average net assets of the following accounts)
                                                  Management           Other           Total Accounts
                                                     Fees            Expenses          Annual Expenses

   Balanced Account                                  .57%               .02%                .59%
   Bond Account                                      .49                .02                 .51
   Capital Value Account                             .43                .01                 .44
   Government Securities Account                     .49                .01                 .50
   Growth Account                                    .47                .01                 .48
   International Account                             .73                .04                 .77
   MidCap Account                                    .61                .01                 .62
   Money Market Account                              .50                .02                 .52

(1) The Contractholder must also pay a documentation expense (if applicable) and, if services are provided to multiple employee group locations, a location fee. (See "Other Expenses.")


(2)  The   Contingent   Deferred   Sales   Charge,    Contract    Administration
     Expense/Recordkeeping Charge and mortality and expense risks charge may be changed on 60-days notice subject to certain limitations.


(3) Annual contract fees are charged on a quarterly basis (based on balance of Investment Accounts at the end of each quarter) or assessed upon a complete redemption of all Investment Accounts which correlate to a Plan Participant. (See "Deductions Under the Contract.")

(4) If benefit plan reports are mailed to the Plan Participants' home address, the $34 charge will be increased to $37. If more than one 401(k) or 401(m) non-discrimination tests are provided by the Company in any Deposit Year, the $34 ($37) per Plan Participant Contract Administration Expense may be increased by 3% for each additional test. If benefit plan reports are mailed monthly instead of quarterly, the $34 ($37) charge will be increased by 24%. (See "Deductions Under the Contract.")


(5) An additional $25 annual charge will be made for aggregate Investment Account Values which correlate to the Plan Participant for which a Flexible Income Option has been selected. (See "Deductions Under the Contract.")


                                     EXAMPLE
                                            Separate Account
                                                Division                1 Year   3 Years    5 Years   10 Years
------------------------------------------------------------------      -------  -------    -------   --------
If the Investments Accounts which correlate
to a Plan Participant are surrendered at the
end of the applicable time period:

   The Owner of Benefits would pay the          Balanced                  $71       $97      $125      $220
   following expenses on a $1,000 investment,   Bond                      $70       $95      $121      $212
   assuming a 5% annual return on assets:       Capital Value             $69       $93      $117      $203
                                                Government Securities     $70       $95      $120      $211
                                                Growth                    $70       $94      $119      $207
                                                International             $72      $103      $134      $239
                                                MidCap                    $71       $98      $126      $223
                                                Money Market              $70       $95      $121      $213

If the Investment Accounts which correlate to a Plan Participant are annuitized at the end of the applicable time period or rate not surrendered:

   The Owner of Benefits would pay the          Balanced                  $19       $59      $102      $220
   following expenses on a $1,000 investment,   Bond                      $18       $57       $97      $212
   assuming a 5% annual return on assets:       Capital Value             $17       $54       $93      $203
                                                Government Securities     $18       $56       $97      $211
                                                Growth                    $18       $55       $95      $207
                                                International             $21       $65      $111      $239
                                                MidCap                    $19       $60      $103      $223
                                                Money Market              $18       $57       $98      $213


SUMMARY

The  following   summary  should  be  read  in  conjunction  with  the  detailed information appearing elsewhere in this Prospectus.

Contract Offered


The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. The Contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 1998, the Contract is no longer offered.


Contributions

The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of Separate Account B as directed by the Owner of Benefits. Currently, the Divisions available under the Contract are: Balanced, Bond, Capital Value, Government Securities, Growth, International, MidCap and Money Market. The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

Separate Account B

Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of an Account of Principal Variable Contracts Fund, Inc. as indicated in the table below.

              Division                               Account
              --------                               -------
          Balanced Division                      Balanced Account
          Bond Division                          Bond Account
          Capital Value Division                 Capital Value Account
          Government Securities Division         Government Securities Account
          Growth Division                        Growth Account
          International Division                 International Account
          MidCap Division                        MidCap Account
          Money Market Division                  Money Market Account

Distributions, Transfers and Withdrawals

Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's Termination of Employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. (See
"Withdrawals and Transfers.") Note that withdrawals before age 59 1/2 may involve an income tax penalty. (See "Federal Tax Status.") No withdrawals are permitted after the Annuity Purchase Date.

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Personal Variable Annuity Contract for the periods ended December 31.

                                                                                                               Number of
                                                              Accumulation Unit Value                     Accumulation Units
                                                                                                              Outstanding
                                                          Beginning                End                       End of Period
                                                          of Period             of Period                    (in thousands)

     Balanced Division
       Year Ended December 31
         1999                                               $1.771                $1.801                        2,849
         1998                                               1.592                 1.771                         2,321
         1997                                               1.359                 1.592                         1,775
         1996                                               1.208                 1.359                         1,015
         1995                                                .975                 1.208                           327
       Period Ended December 31, 1994 (1)                   1.000                  .975                           101
     Bond Division
       Year Ended December 31
         1999                                               1.471                 1.423                           998
         1998                                               1.374                 1.471                           766
         1997                                               1.251                 1.374                           487
         1996                                               1.229                 1.251                           274
         1995                                               1.012                 1.229                           124
       Period Ended December 31, 1994 (1)                   1.000                 1.012                             0
     Capital Value Division
       Year Ended December 31
         1999                                               2.651                 2.522                         4,014
         1998                                               2.349                 2.651                         3,764
         1997                                               1.840                 2.349                         3,443
         1996                                               1.498                 1.840                         2,915
         1995                                               1.142                 1.498                         2,336
         1994                                               1.143                 1.142                         1,638
         1993                                               1.066                 1.143                           504
     Government Securities Division
       Year Ended December 31
         1999                                               1.522                 1.508                         2,111
         1998                                               1.414                 1.522                         1,954
         1997                                               1.289                 1.414                         1,816
         1996                                               1.255                 1.289                         1,936
         1995                                               1.060                 1.255                         1,890
         1994                                               1.116                 1.060                         1,575
         1993                                               1.020                 1.116                           809
         1992 (2)                                           1.000                 1.020                            15
      Growth Division
       Year Ended December 31
         1999                                               2.125                 2.459                         3,115
         1998                                               1.763                 2.125                         2,232
         1997                                               1.397                 1.763                         1,575
         1996                                               1.249                 1.397                           814
         1995                                               1.000                 1.249                           278
       Period Ended December 31, 1994 (1)                   1.000                 1.000                             5
     International Division
       Year Ended December 31
         1999                                               1.647                 2.061                         1,755
         1998                                               1.507                 1.647                         1,511
         1997                                               1.352                 1.507                         1,014
         1996                                               1.087                 1.352                           487
         1995                                                .957                 1.087                           160
       Period Ended December 31, 1994 (1)                   1.000                  .957                            21
     MidCap Division
       Year Ended December 31
         1999                                               1.922                 2.159                         2,156
         1998                                               1.866                 1.922                         1,918
         1997                                               1.530                 1.866                         1,478
         1996                                               1.270                 1.530                           830
         1995                                                .990                 1.270                           288
       Period Ended December 31, 1994 (1)                   1.000                  .990                            14
     Money Market Division
       Year Ended December 31
         1999                                               1.278                 1.332                         1,513
         1998                                               1.222                 1.278                         1,330
         1997                                               1.169                 1.222                         1,056
         1996                                               1.119                 1.169                           841
         1995                                               1.066                 1.119                         1,143
         1994                                               1.033                 1.066                           742
         1993                                               1.011                 1.033                           183
         1992 (2)                                           1.000                 1.011                            29

     (1) Commenced operations on October 3, 1994.
     (2) Commenced operations on July 15, 1992.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (The "Company")

Principal Life Insurance Company is a life insurance company with its home office at the Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998. The Company is a company of the Principal Financial Group, a diversified family of insurance and financial services corporations.

Principal Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. The Company has $70.1 billion in assets under management and serves more than 10.1 million individuals and their families.

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B equal to the reserves and liabilities arising under the contract will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.

Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.


You may allocate your net premium payments to certain divisions of the Separate Account and/or the Fixed Account. Currently there are eight divisions available to you. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.

Each Division invests in shares of a corresponding Account of the underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially.


Division                 Division Invests In           Investment Advisor                 Investment Objective
Balanced                 Principal Variable Contracts  Invista Capital Management, LLC    to generate a total return consisting of
                         Fund, Inc.                    through a sub-advisory agreement   current income and capital appreciation
                         Balanced Account                                                 while assuming reasonable risks in
                                                                                          furtherance of this objective.

Bond                     Principal Variable Contracts  Principal Management Corporation   to provide as high a level of income as is
                         Fund, Inc.                                                       consistent with preservation of capital
                         Bond Account                                                     and prudent investment risk.

Capital Value            Principal Variable Contracts  Invista Capital Management, LLC    to provide long-term capital appreciation
                         Fund, Inc.                    through a sub-advisory agreement   and secondarily is growth of investment
                         Capital Value Account                                            income. The Account seeks to achieve its
                                                                                          investment objectives through the purchase
                                                                                          primarily of common stocks, but the
                                                                                          Account may invest in other securities.


Government Securities    Principal Variable Contracts  Invista Capital Management, LLC    to seek a high level of current income,
                         Fund, Inc.                    through a sub-advisory agreement   liquidity and safety of principal. The
                         Government Securities Account                                    Account seeks to achieve its objective
                                                                                          through the purchase of obligations
                                                                                          issued or guaranteed by the United States
                                                                                          Government or its agencies, with
                                                                                          emphasis on Government National
                                                                                          Mortgage Association Certificates
                                                                                          ("GNMA Certificates"). Account shares
                                                                                          are not guaranteed by the United States
                                                                                          Government.

Growth                   Principal Variable Contracts  Invista Capital Management, LLC    to seek growth of capital. The Account
                         Fund, Inc.                    through a sub-advisory agreement   seeks to achieve its objective through the
                         Growth Account                                                   purchase primarily of common stocks, but
                                                                                          the Account may invest in other
                                                                                          securities.

International            Principal Variable Contracts  Invista Capital Management, LLC    to seek long-term growth of capital by
                         Fund, Inc.                    through a sub-advisory agreement   investing in a portfolio of equity
                         International Account                                            securities domiciled in any of the nations
                                                                                          of the world.

MidCap                   Principal Variable Contracts  Invista Capital Management, LLC    to achieve capital appreciation by
                         Fund, Inc.                    through a sub-advisory agreement   investing primarily in securities of
                         MidCap Account                                                   emerging and other growth-oriented
                                                                                          companies.

Money Market             Principal Variable Contracts  Principal Management Corporation   to seek as high a level of current income
                         Fund, Inc.                                                       available from short-term securities as is
                         Money Market Account                                             considered consistent with preservation of
                                                                                          principal and maintenance of liquidity by
                                                                                          investing all of its assets in a portfolio
                                                                                          of money market instruments.

Principal  Management  Corporation  (the  "Manager") has executed a sub-advisory agreement with Invista Capital Management LLC. Under that sub-advisory agreement, the sub-advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, the sub-advisor is paid a fee by the Manager.

Accounts:       Balanced,  Capital Value,  Government  Securities,  Growth,
                International and MidCap
Sub-Advisor:    Invista  Capital  Management,  LLC  ("Invista"),  an  indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manger was founded in 1985. It manages investments for institutional investors, including Principal
                Life. Assets under management as of December 31, 1999 were approximately $35.3 billion. Invista's address is 1800 Hub
                Tower, 699 Walnut, Des Moines, Iowa 50309.


Additional information concerning these Accounts, including their investment policies and restrictions, investment management fees and operating expenses is given in the prospectus for the Fund. A Prospectus for the Principal Variable Contracts Fund, Inc. is attached to and follows this Prospectus. It should be read carefully in conjunction with this Prospectus before investing.

Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Account and Owners of Benefits assume the risks of such change in values.

The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACT

A Contract Administration Expense/Recordkeeping Charge and a mortality and expense risks charge are deducted under the contract. Also, in certain circumstances, a Contingent Deferred Sales Charge may be deducted from certain cash withdrawals and transfers to alternate Funding Agents from an Investment Account before the Annuity Purchase Date.

There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.

A.   Contingent Deferred Sales Charge

     There is no initial sales charge. However, any cash withdrawal from an Investment Account which correlates to a Plan Participant before the Annuity Purchase Date, may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:

      Number of Years From The
       Date First Contribution
     Which Correlates to a Plan
      Participant is Accepted               Contingent Deferred Sales
           by the Company                       Charge Percentage

               Less than 1                            5.00%
         1 but less than 2                            4.25
         2 but less than 3                            3.50
         3 but less than 4                            2.75
         4 but less than 5                            2.00
         5 but less than 6                            1.25
         6 but less than 7                            0.50
                 7 or more                            None

     The charge will be made by redeeming a sufficient number of units from the Investment Account or Accounts from which the withdrawal is made by an amount equal to the charge (see "Cash Withdrawals"). If the Investment Account or Accounts from which the withdrawal is made are insufficient to permit the full amount of the charge to be made, a sufficient number of units from other Investment Accounts which correlate to the Plan Participant will be redeemed on a pro rata basis in an amount equal to the charge. If the amounts in the Investment Accounts which correlate to the Plan Participant are insufficient to permit the full amount of the charge to be made, the amount of the withdrawal will be reduced by an amount equal to the charge.

     The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Plan Participant's death or Total and Permanent Disability. The charge also does not apply to amounts paid pursuant to the Flexible Income Option that do not exceed the greater of (i) the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or (ii) 10% of the aggregate value of the Investment Accounts which correlate to a Plan Participant determined as of the last Valuation Date in the preceding Deposit Year. The charge also does not apply to transfers between Investment Accounts or transfers to a Companion Contract, transfers from a Premier Annuity Contract or to amounts applied to provide Variable Annuity Payments. The charge may apply to amounts transferred to an alternate Funding Agent. The charge does not apply to amounts redeemed to assure the plan complies with Sections 401(k) and 401(m) of the Internal Revenue Code.

     The amount of any Contingent Deferred Sales Charge will never exceed 9% of Contributions which correlate to a Plan Participant. For this purpose, a transfer from a Companion Contract will be considered a Contribution to this contract.

     The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to defray sales and distribution expenses incurred by the Company. The Company may decrease or eliminate the Contingent Deferred Sales Charge if it estimates that its sales expenses will be lower. The Company will waive the Contingent Deferred Sales Charge on Contracts (except Contracts sold in the state of New York) acquired directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.

B.   Contract Administration Expense/Recordkeeping Charge


     An annual Contract Administration Expense/Recordkeeping Charge of $34 per Plan Participant plus .35% of the Annual Balance ($3,000 minimum) will be assessed on a quarterly basis during each Deposit Year. The Annual Balance used to compute the charge is the aggregate value of Investment Accounts which correlate to a Plan Participant, and other Plan assets that correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), at the end of each quarter. The $34 per Plan Participant charge is increased to $37 if the Company distributes benefit plan reports directly to the homes of the Plan Participants.


     The Contract Administration Expense/Recordkeeping Charge will be assessed on the earlier of (i) the date the Investment Accounts are paid in full (a total redemption) or (ii) each Quarterly Date. One-fourth of the annual charge is normally assessed on each Quarterly Date.

     If the accounts are paid in full (a total redemption) at any time during the Deposit Year, that portion of the $34 ($37) per Plan Participant charge for the Deposit Year in which such total redemption occurs not yet paid to the Company will be assessed in full. However, the remaining part of the Contract Administration Expense/Recordkeeping Charge consisting of the .35% of the Average Annual Balance will be assessed on a pro rata basis for any fractional part of the Deposit Year.


     The recordkeeping expense will be $34 ($37). The recordkeeping expense is increased by 10% if Plan contributions are not reported in the Company's standard form by modem. In addition, if benefit plan reports are mailed on other than a quarterly basis the $34 ($37) per Plan Participant charge is adjusted according to the following schedule:


          Reporting Frequency            Adjustment to $34 ($37) Charge
          -------------------            ------------------------------
                Annual                             9% decrease
              Semi-Annual                          6% decrease
                Monthly                           24% increase


     The $34 ($37) per Plan Participant charge is also adjusted if the Company performs more (or less) than one 401(k) and 401(m) non-discrimination tests in a Deposit Year. Such a charge is increased by 3% for each additional test and is reduced by 3% for each test not performed by the Company.

     The .35% portion of the Contract Administration Expense/Recordkeeping charge will be reduced by 10% if the Company has issued an Associated Contract to the Contractholder.


     If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25 will be assessed annually.

     The Company does not expect to recover from the charge to the extent deducted from the Investment Account Values, any amount above its accumulated expenses associated with the administration of the contracts. However, since a portion of the charge is based on a percent of Investment Account Values, amounts derived from larger Investment Accounts may to an extent cover expenses associated with smaller Investment Accounts depending upon the relative degree of Investment Account activity.

     As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of the Contract Administration Expense/Recordkeeping Charge in response to any reasonably-based complaint the Company is unable to rectify from the Contractholder as to the quality of the services covered by such charge.


     A  Contractholder  may  agree  to pay  all  or a  portion  of the  Contract
     Administration Expense/Recordkeeping Charge separately or have the fees deducted from Investment Accounts which correlate to a Plan Participant.


     If deducted from Investment Accounts, the charge will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative values of such Accounts and will be effected by cancelling a number of units in each such Investment Account equal to such Account's proportionate share of the deduction.


     If the Company provides recordkeeping services for any Outside Assets, the Contractholder can elect to deduct from Investment Accounts only the $34 ($37) portion of the Contract Administration Expense/Recordkeeping Charges which correlate to Plan Participants.


C.   Mortality and Expense Risks Charge

     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the Contract. The charge is equivalent to a simple annual rate of .64%. The Company does not believe that it is possible to specifically identify that portion of the .64% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .43% for the mortality risks and .21% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risks assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

OTHER EXPENSES

The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. In no event are these expenses deductible from Investment Accounts which correlate to Plan Participants. The expenses which the Contractholder must pay, if applicable, include an application fee, a transfer fee, documentation expense, a location fee, Outside Asset Recordkeeping Charge and charges for special services requested by the Contractholder. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all of these expenses or charges in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify.


A.   Documentation Expense


     The Company can provide a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will be billed $125 if the Contractholder uses a Principal Financial Group Prototype for Savings Plans or Standardized Plan. If the Company provides a sample custom-written Plan, the Contractholder will be billed $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.


B.   Location Fee


     Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be billed $150 on a quarterly basis ($600 annually) for each additional employee group or location. In addition, separate contract administration/recordkeeping charges and documentation fees may apply for each employee group or location requiring separate government reports and/or sample plan documents.


C.   Outside Asset Recordkeeping Charge


     If the Company provides recordkeeping services for Plan assets which correlate to a Plan Participant other than assets under this contract or an Associated or Companion Contract ("Outside Assets"), the Company will bill the Contractholder an Outside Asset Recordkeeping Charge. The annual charge is calculated based upon the following table:

             Number of                                 Outside Asset
           Members with                            Annual Recordkeeping
         Outside Accounts                                 Expense
         ----------------                   ---------------------------------
           1-25                             $1,000
           26-49                            $15.30  per member   + $614.70
           50-99                            $13.95  per member   + $682.20
           100-299                          $12.60  per member   + $817.20
           300-499                          $10.35  per member   + $1,492.20
           500-999                          $8.55   per member   + $2,392.20
           1000-2499                        $6.30   per member   + $4,642.20
           2500-4999                        $5.40   per member   + $6,892.20
           5000 and over                    $4.50   per member   + $11,392.20

     The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


D.   Special Services


     If requested by the Contractholder, the Company may provide services not provided as part of the contract administration/recordkeeping services. The Company will charge the Contractholder the cost of providing such services.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.

THE CONTRACT

The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation Period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A.   Contract Values and Accounting Before Annuity Commencement Date

     1.  Investment Accounts

         An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity Payments (b) paid to the Owner of Benefits or the beneficiary or (c) transferred in accordance with the provisions of the contract.

         Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to a Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value

         The Unit Value for a contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of Contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.

         For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.

     3.  Net Investment Factor

          Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.

          For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.64%.

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     4. Hypothetical Example of Calculation of Unit Value for All Divisions Except the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000175, which is the rate for one day that is equivalent to a simple annual rate of 0.64%. The result, 1.0013381, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013381) which produces a current Unit Value of $1.0198992.

     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of .0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.

         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000175 (the proportionate rate for one day based on a simple annual rate of 0.64%). The result (1.0003137) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003137), resulting in a current Unit Value of $1.0165922.

B.   Income Benefits

     Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.

     1.  Variable Annuity Payments

         The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.

         The  Annuity  Commencement  Date must be  no later  than April 1 of the
         calendar   year   following  the  calendar  year  in  which  the  Plan
         Participant  attains age 70 1/2. (See "Federal Tax Status.")

              a.  Selecting a Variable Annuity

                  Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 1/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.

                  At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by
                  Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments which correlate to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.

              b.  Forms of Variable Annuities

                  Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a Contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).

                  An Owner of Benefits may elect to have all or a portion of Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment at any time would be less than $20, the Company may, at its sole option, pay the Variable Annuity Reserves in full settlement of all benefits otherwise available.

                  Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a variable annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

                  The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.

                  Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no Annuity Payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.

                  Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a variable annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Persons entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

                  Joint and Two-Thirds Survivor Variable Life Annuity -- a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.

                  Variable Life Annuity with One-Half Survivorship -- a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.

                  Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.

                  Other Options -- Other variable annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

              c.  Basis of Annuity Conversion Rates

                  Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

                  Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

                  The contract described in this Prospectus offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.

                  For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001 set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as sex neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as the sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.

                  The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

                  The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

              d.  Determining the Amount of the First Variable Annuity Payment

                  The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

              e. Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments

                  The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value
                  Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.

                  The Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of (1) divided by (2), below:

                  (1) The number which results from dividing (i) the  Contract's
                      Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (ii) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

                  (2) An amount equal to one plus the  effective  interest  rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

              f.  Hypothetical  Example  of  Calculation  of  Variable  Annuity
                  Payments

                  Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by
                  1.0032288 results in an Annuity Change Factor for the month of
                  1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

     2.  Flexible Income Option

         Instead of Variable Annuity Payments an Owner of Benefits may choose to receive income benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:

         a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

         b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

         c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Value which correlates to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code.

         d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

         e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

         An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts. Payments in excess of the minimum described above may be subject to the Contingent Deferred Sales Charge.

         The Owner of Benefits may terminate the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and
         (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.

         If the Owner of Benefits chooses the Flexible Income Option, an additional charge $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.

C.   Payment on Death of Plan Participant

     1.  Prior to Annuity Purchase Date

         If a Plan Participant dies prior to the Annuity Purchase Date, the Company (upon receipt of due proof of death and any waiver or consent required by applicable state law) will pay the death benefit in accordance with the provisions of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable laws; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.

         A beneficiary  may elect to have all or a part of the amount  available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

         An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. The amount of the death benefit is determined by the terms of the Plan. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to Owners of Benefits under this contract. The beneficiary will receive a written description of the options available.

     2.  Subsequent to Annuity Purchase Date

         Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or the beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date subject to any charges that may be applied. The Internal Revenue Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59 1/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 59 1/2 may involve an income tax penalty. (See "Federal Tax Status.")

         The procedure with respect to cash withdrawals is as follows:

         (a) The Plan must allow for such withdrawal.

         (b) The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

         (c) If a certificate has been issued to the Owner of Benefits the Company may require that any Notification be accompanied by such certificate.

         (d) The amount withdrawn may be subject to the Contingent Deferred Sales Charge and, in the case of a withdrawal of the Aggregate Investment Account Value, will be subject to the Contract Administration Expense/Recordkeeping Charge. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, the amount paid will be reduced to satisfy such charges.

         Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.

              (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)

     2.  Transfers Between Divisions

         Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution.
         Transfers may be made at any time before the Annuity Purchase Date.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of Units in the Investment Account to which the transfer is made. The number of Units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

     3.  Transfers to the Contract

         If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract described in this prospectus may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.

      4. Transfers to Companion Contract

         If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions".

     5.  Special Situation Involving Alternate Funding Agents

         The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder.

         The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers may be subject to the Contingent Deferred Sales Charge and will be subject to the Contract Administration Expense/Recordkeeping Charge.

     6.  Postponement of Cash Withdrawal or Transfer

         Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

     7.  Loans.

         The Company will not make available a loan option for the contract described in this Prospectus.

E.   Other Contractual Provisions

     1.  Contribution Limits

         The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

     2.  Assignment

         No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.

         Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.

      4. Substitution of Securities

         If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another Account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.

      5. Changes in the Contract

         The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.

         The Company may unilaterally change the contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may also add additional Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, Net Investment Factors, Annuity Change Factors; the guaranteed annuity conversion rates; the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts; the Contingent Deferred Sales Charge; and the Contract Administration Expense/Recordkeeping Charge.

         However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by any governmental agency to which the company is subject. In addition, no change on the guaranteed annuity conversion rates or the Contingent Deferred Sales Charge will be effective for any current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the Contract Administration Expense/Recordkeeping Charge will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

         Furthermore, the Company may, on 60-days notice to the Contractholder, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.

STATEMENT OF VALUES

The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.

SERVICES AVAILABLE BY TELEPHONE


Telephone Transactions The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.


TeleTouch(R) By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.

Principal Retirement Service Center sm By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT

The contract, which is no longer offered, was sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, those persons were usually registered representatives of Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The contract was also sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a subsidiary of Principal Financial Services, Inc.

PERFORMANCE  CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

          Old Mutual Fund Name                    New Corresponding Account Name

   Principal Balanced Fund, Inc.                  Balanced Account
   Principal Bond Fund, Inc.                      Bond Account
   Principal Capital Accumulation Fund, Inc.      Capital Value Account
   Principal Emerging Growth Fund, Inc.           MidCap Account
   Principal Government Securities Fund, Inc.     Government Securities Account
   Principal Growth Fund, Inc.                    Growth Account
   Principal Money Market Fund, Inc.              Money Market Account
   Principal World Fund, Inc.                     International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects contingent deferred sales charges which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of these Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions for these contracts. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the contingent deferred sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the Contract Administration Expense/Recordkeeping Charge in order to illustrate performance applicable to Owners of Benefits when this charge is not deducted from Investment Accounts.

VOTING RIGHTS

The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.

During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the variable annuity. The number of Account shares held in Separate Account B which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.

Account shares for which Owners of Benefits or payees of variable annuities are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.

FEDERAL TAX STATUS

It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A.   Taxes Payable by Owners of Benefits and Annuitants

     The contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

     Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to fund Creditor-Exempt Non-qualified Retirement Plans may receive tax deferred treatment of the earnings , until distributed from the contract as retirement benefits.

     1. Tax Deferred Annuity Plans-- (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)

         Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Contributions do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

         An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $9,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of net salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

         Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


         All distributions, other than distributions from after-tax Contributions, from a section 403(b) annuity Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following
         (1) death, (2) disability, (3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.


         Required Distributions. Generally, distributions from section 403(b) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.

     2. Public Employee Deferred Compensation Plans--(Section 457 Unfunded Deferred Compensation Plans of Public Employers and Tax-Exempt Organizations)

         Contributions. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.

         This  type of  program  allows  individuals  to defer  the  receipt  of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.

         The amounts which are deferred may be used by the employer to purchase the contract offered by this prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.

         Taxation of Distributions. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


         Distributions Before Separation from Service. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies or upon reaching age 70 1/2. Emergency distributions are includible in the gross income of the individual in the year in which paid.


         Required Distributions. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans, except that no amounts are exempted from minimum distribution requirements.

         Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.

     3.  401(a) Plans

         Contributions. Payments made by employers to purchase annuity contracts for qualified pension and profit sharing plans, under Section 401(a) of the Code, are excludable from the gross income of employees to the extent that the aggregate Contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


         An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $10,500 (2000 limit).


         For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 25% of includible compensation or $30,000.

         Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.

         All distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

         Required Distributions. Generally, distributions from section 401(a) Plans must commence no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2 and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan
         Participant and beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

         Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.

     4.  Creditor-Exempt Non-Qualified Plans

         Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.

         Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the contract is not taxable to the Plan Participant until received by such Plan Participant.

         Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.

         Taxation of Distributions. In general, partial withdrawals from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a pre-existing contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a pre-existing contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).

         In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.

         If a Contractholder purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.

         When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they are entitled to a deduction of the unrecovered amount on their final tax return.

         In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59 1/2 under the contract, unless the distribution is; (1) made to a beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.

         Required Distributions. The Internal Revenue Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Plan Participant attains age 70 1/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract for the Plan Participant must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.

         Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.

     5.  General Creditor Non-Qualified Plans

         Contributions. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

         Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Internal Revenue Code.

         Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.

B.   Fund Diversification

     Separate Account B investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.

     The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS


Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

INDEPENDENT AUDITORS

The financial statements of Principal Life Insurance Company Separate Account B and the financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.


CONTRACTHOLDERS' INQUIRIES

Contractholders' inquiries should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS
                                                                        Page
     Independent Auditors..................................................3

     Underwriting Commissions..............................................3

     Calculation of Yield and Total Return.................................3

     Principal Life Insurance Company Separate Account B

              Report of Independent Auditors...............................7

              Financial Statements.........................................8

     Principal Life Insurance Company

              Report of Independent Auditors..............................31

              Financial Statements........................................32

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-633-1373

                                     PART B

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

            PERSONAL VARIABLE (A GROUP VARIABLE ANNUITY CONTRACT FOR

        EMPLOYER SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)



                       Statement of Additional Information

                                dated May 1, 2000


 This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Personal Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2000.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                     Princor Financial Services Corporation
                                  a company of
                          the Principal Financial Group
                           Des Moines Iowa 50392-0200
                            Telephone: 1-800-633-1373







                                TABLE OF CONTENTS


Independent Auditors ....................................................    3

Underwriting Commissions ................................................    3

Calculation of Yield and Total Return....................................    3

Principal Life Insurance Company Separate Account B

        Report of Independent Auditors...................................    7

        Financial Statements.............................................    8

Principal Life Insurance Company

        Report of Independent Auditors...................................   31

        Financial Statements.............................................   32






INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and Principal Life Insurance Company and perform audit and accounting services for Separate Account B and Principal Life Insurance Company.

UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

        Year                 Paid To                     Retained by
        ----                 -------                     -----------
       1999                $12,331,736.46                       _
       1998                $13,709,101.12                       _
       1997                $11,491,356.06                      $340.24
       1996                $11,090,837.12                   $14,528.47
       1995                 $5,326,848.77                   $26,014.78

CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

       Old Mutual Fund Name                       New Corresponding Account Name
       --------------------                       ------------------------------
   Principal Balanced Fund, Inc.                   Balanced Account
   Principal Bond Fund, Inc.                       Bond Account
   Principal Capital Accumulation Fund, Inc.       Capital Value Account
   Principal Emerging Growth Fund, Inc.            MidCap Account
   Principal Government Securities Fund, Inc.      Government Securities Account
   Principal Growth Fund, Inc.                     Growth Account
   Principal Money Market Fund, Inc.               Money Market Account
   Principal World Fund, Inc.                      International Account

Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments that, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 1999, the 7-day annualized and effective yields were 4.61% and 4.71%, respectively.

From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 5% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contract" for a discussion of contingent deferred sales charges.

Assuming the contract had been offered as of the dates indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 1999 are:

                                     With Contingent Deferred                   Without Contingent Deferred
                                           Sales Charge                                Sales Charge
                                      One      Five       Ten                    One       Five        Ten
                                     Year      Year      Year                   Year       Year       Year
Balanced Division                   -3.55      12.42     10.41                   1.52      12.88      10.41
Bond Division                       -8.26       6.44      6.82                  -3.43       6.87       6.82
Capital Value Division              -9.86      16.53     11.95                  -5.12      17.00      11.95
Government Securities Division      -6.09       6.67      6.80                  -1.14       7.10       6.80
Growth Division                      9.70      19.06    17.80(1)                15.48      19.54     18.06(1)
International Division              18.67      15.92    13.28(1)                24.91      16.39     13.53(1)
MidCap Division                      6.50      16.23     14.39                  12.11      16.70      14.39
Money Market Division               -1.23       3.90      4.05                   3.97       4.32       4.05

(1) Period from May 2, 1994 - December 31, 1999




Assuming the contract had been offered as of the dates indicated in the table below and assuming the Contract Administration Expense/Recordkeeping Charge is not deducted from Investment Accounts, the hypothetical average annual total returns for the periods ending December 31, 1999 are:

                                     With Contingent Deferred                   Without Contingent Deferred
                                           Sales Charge                                Sales Charge
                                      One      Five       Ten                    One       Five        Ten
                                     Year      Year      Year                   Year       Year       Year
Balanced Division                   -3.34     12.60      10.73                   1.74      13.06      10.73
Bond Division                       -8.05      6.64       7.15                  -3.21       7.07       7.15
Capital Value Division              -9.65     16.69      12.28                  -4.89      17.16      12.28
Government Securities Division      -5.88      6.87       7.13                  -0.92       7.30       7.13
Growth Division                      9.91     19.23      18.23(1)               15.70      19.72      18.23(1)
International Division              18.88     16.11      13.73(1)               25.13      16.58      13.73(1)
MidCap Division                      6.71     16.40      14.69                  12.33      16.87      14.69
Money Market Division               -1.02      4.13       4.41                   4.19       4.55       4.41

(1) Period from May 2, 1994 - December 31, 1999










                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:*

                 (2)   Part B:*

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP
                 (10b) Powers of Attorney*
                 (13a) Total Return Calculation
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*    to be filed by amendment

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 U.S. West
            Director                         1801 California Street
            Member, Nominating Committee     52nd Floor
                                             Denver, CO  80202

            JOCELYN CARTER-MILLER            Motorola, Inc.
            Director                         1000 Corporate Drive
            Member, Audit Committee          Suite 700
                                             Ft. Lauderdale, FL  33334

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director, President              Des Moines, IA  50392
            and Chief Executive Officer

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Nominating               New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            Federico F. Pena                 Vestar Capital Partners
            Member, Audit                    1225 17th Street, Ste 1660
              Committee                      Denver, CO  80202

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Executive Vice President

            PAUL S. BOGNANNO                 Senior Vice President

            GARY M. CAIN                     Senior Vice President

            C. ROBERT DUNCAN                 Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            MICHAEL H.GERSIE                 Executive Vice President and
                                               Chief Financial Officer

            THOMAS J. GRAF                   Senior Vice President

            ROBB B. HILL                     Senior Vice President

            DANIEL J. HOUSTON                Senior Vice President

            ELLEN Z. LAMALE                  Senior Vice President and
                                             Chief Actuary

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Senior Vice President

            KAREN E. SHAFF                   Senior Vice President and
                                             General Counsel

            ROBERT A. SLEPICKA               Senior Vice President

            NORMAN R. SORENSEN               Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

            LARRY D. ZIMPLEMAN               Senior Vice President

Item 26.  Persons Controlled by or Under Common Control with Depositor

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG Do Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          e. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          f. Principal Capital Management (Singapore) Limited (a Singapore asset management company).

          g. Principal Capital Management (Europe) Limited a fund management company.

          h. Principal Capital Management (Ireland) Limited a fund management company.

          i.   Principal Financial Group Investments (Australia) Pty Limited.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary wholly-owned by PFG Do Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               administration company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   Principal  Financial  Group  (Australia)  Pty Ltd.  an  Australia
               holding   company   organized  on  connection  the   contemplated
               acquisition of BT Australia Funds Management.

          Subsidiary  wholly-owned by Principal  Financial Group (Australia) Pty
          Ltd:

          a. BT International (Australia) Limited (an Australian holding company).

          Subsidiary wholly-owned by BT Investment (Australia) Limited:

          a.   Bankers Trust Australia Limited (an Australian holding company).

          Subsidiary wholly-owned by Bankers Trust Australia Limited:

          a.   BT Financial Group Limited an asset management company.

          Subsidiaries wholly-owned by BT Financial Group Limited:

          a. BT Life Limited a commercial and investment linked life insurance company.

          b. BT Funds Management Limited (an Australian financial services company).

          c.   BT  Funds  Management   (International)  Limited  (an  Australian
               financial services company).

          d.   BT  Securities   Limited  (an   Australian   financial   services
               company).

          e. BT (Queensland) Pty Limited (an Australian financial services company).

          f. BT Portfolio Services Pty Limited (an Australian financial services company).

          g. BT Australia Corporate Services Pty Limited a holding company.

          h.   Oniston Pty Ltd (an Australian financial services company).

          i.   QV1 Pty Limited

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd (an Australian financial services company).

          b. National Registry Services Pty Ltd. (an Australian financial services company).

          c. National Registry Services (WA) Pty Limited (an Australian financial services company).

          d. BT Finance & Investments Pty Ltd (an Australian financial services company).

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited (an Australian financial services company).

          b. Chifley Services Pty Limited (an Australian financial services company).

          c.   BT  Nominees  Pty  Limited  (an  Australian   financial  services
               company).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Limited (an Australian financial services company).

          Subsidiary organized and wholly-owned by Principal  Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited (a New Zealand holding company).

          b.   BT Hotel Group Pty Limited

          c. BT Custodians Limited a manager and trustee of various unit trusts.

          d.   Dellarak Pty Limited a trustee company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited (a New Zealand financial services company).

          b. BT New Zealand Nominees Limited (a New Zealand financial services company).

          c. BT Funds Management (NZ) Limited (a New Zealand financial services company).

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a.   BT Hotel Limited

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.15% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.67% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 24.72% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on January 31, 2000.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 5.73% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.37% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 34.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.74% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 31.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 21.85% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal LargeCap Stock Index Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 24, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.79% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners Aggressive Growth Fund, Inc.(a Maryland Corporation) 12.91% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners LargeCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 24, 2000

               Principal Partners MidCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 24, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 62.40% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 13.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.47% of shares outstanding of the International Emerging Markets Portfolio, 43.49% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on January 31, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a holding company wholly-owned by Principal Life Insurance Company.

          b. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides investment management services.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in the operation of nonresidential buildings.

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a correspondent lender and service provider for loans.

          f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g. Equity FC, Ltd. (an Iowa Corporation) engaged in investment transactions including limited partnership and limited liability companies.

          h.   HealthRisk   Resource  Group,   Inc.  (an  Iowa   Corporation)  a
               management services organization.

          i.   Invista  Capital   Management,   LLC  (an  Iowa   Corporation)  a
               registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

          q.   Dental-Net,  Inc.  (an Arizona  Corporation)  holding  company of
               Employers  Dental  Services;   a  managed  dental  care  services
               organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s.   Delaware  Charter  Guarantee  &  Trust  Company,   d/b/a  Trustar
               Retirement Services (a Delaware Corporation) a nondepository trust company.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a registered broker-dealer with the Securities Exchange Commission. It is not currently active.

          v. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia a defined benefit pension company.

          b. PT Principal Capital Management Indonesia a fund management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a.   Principal  Capital - Invista  Trust.  (a Delaware  Corporation) a
               business   trust  and   private   investment   company   offering
               non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Principal  International Espana, S.A. de Seguros de Vida (a Spain
               Corporation)  a  life  insurance  company   (individual   group),
               annuities and pension.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c. Principal International Argentina, S.A. (an Argentina services corporation).

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          e. Principal International Asia Limited (a Hong Kong Corporation) a corporation operating as a regional headquarters for Asia.

          f. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

          g.   Principal Trust Company (Asia) Limited (an Asia trust company).

          h. Principal International de Chile, S.A. (a Chile Corporation) a holding company.

          i. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company (individual and group), personal accidents.

          j. Principal Pensiones, S.A. de C.V. (a Mexico Corporation) a single premium annuity.

          k. Principal Afore, S.A. de C.V. (a Mexico Corporation), a pension administration company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida:

          a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. BT Funds Management (Asia) Limited (Hong Kong)(a Hong Kong Corporation) an asset management company.

          Subsidiaries wholly-owned by Principal International Argentina, S.A.:

          a.   Principal  Retiro  Compania  de  Seguros  de  Retiro,   S.A.  (an
               Argentina Corporation) an individual annuity/employee benefit company.

          b.   Principal   Life   Compania  de  Seguros,   S.A.  (an   Argentina
               Corporation) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary wholly-owned by Principal Compania de Seguros de Vida Chile
          S.A.:

          a.   Andueza  &  Principal   Creditos   Hipotecarios   S.A.  (a  Chile
               Corporation) a residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: December 31, 1999

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           76                 8
          Pension Builder Contracts               571               325
          Personal Variable Contracts            5548               127
          Premier Variable Contracts            22384               266
          Flexible Variable Annuity Contract    39884             39884
          Freedom Variable Annuity Contract       218               218

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

  John E. Aschenbrenner        Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Executive Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and President
  The Principal
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President
  The Principal
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Paul N. Germain              Vice President-
  The Principal                Mutual Fund Operations
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-
  The Principal                Compliance and Product
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and
  The Principal                Chairman of the
  Financial Group              Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -
  The Principal                Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director
  The Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds
  The Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-
  The Principal                Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer
  The Principal
  Financial Group
  Des Moines, IA  50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial               $12,331,736.46
       Services Corporation

              (3)                       (4)                 (5)

        Compensation on             Brokerage
           Redemption              Commissions         Compensation

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 28th day of February, 2000

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   February 28, 2000
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             February 28, 2000
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    February 28, 2000
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       February 28, 2000
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       February 28, 2000
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       February 28, 2000
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       February 28, 2000
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                       February 28, 2000
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                       February 28, 2000
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       February 28, 2000
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       February 28, 2000
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       February 28, 2000
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       February 28, 2000
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       February 28, 2000
--------------------
F. F. Pena


  (J. R. Price)*               Director                       February 28, 2000
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       February 28, 2000
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       February 28, 2000
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       February 28, 2000
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein